Mortgage Loans - Mortgage Loans by Risk (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Loans specifically evaluated for impairment	$ 0	$ 4,800,000	$ 0
Other	2,300,000	2,000,000	500,000
Mortgage loans, net	6,285,000,000	6,241,200,000	5,692,200,000
Reserve amounts held for loans evaluated for impairment	$ 0	$ 0	$ 0
Commercial Real Estate Portfolio Segment
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%
Mortgage loans	$ 2,455,300,000	$ 2,130,000,000	$ 1,081,500,000
Commercial Real Estate Portfolio Segment | Lower risk
Concentration Risk [Line Items]
Concentration risk percentage	68.50%	69.80%	70.30%
Mortgage loans	$ 1,681,800,000	$ 1,486,100,000	$ 760,400,000
Commercial Real Estate Portfolio Segment | Medium risk
Concentration Risk [Line Items]
Concentration risk percentage	20.70%	22.80%	24.20%
Mortgage loans	$ 507,800,000	$ 486,300,000	$ 261,900,000
Commercial Real Estate Portfolio Segment | Higher risk
Concentration Risk [Line Items]
Concentration risk percentage	10.80%	7.40%	5.50%
Mortgage loans	$ 265,700,000	$ 157,600,000	$ 59,200,000
Purchase GAAP Accounting Loan | Commercial Real Estate Portfolio Segment
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%
Mortgage loans	$ 3,827,400,000	$ 4,104,400,000	$ 4,610,200,000
Purchase GAAP Accounting Loan | Commercial Real Estate Portfolio Segment | Lower risk
Concentration Risk [Line Items]
Concentration risk percentage	71.70%	70.70%	67.20%
Mortgage loans	$ 2,746,000,000	$ 2,899,200,000	$ 3,097,600,000
Purchase GAAP Accounting Loan | Commercial Real Estate Portfolio Segment | Medium risk
Concentration Risk [Line Items]
Concentration risk percentage	21.10%	21.80%	23.20%
Mortgage loans	$ 806,900,000	$ 896,800,000	$ 1,071,300,000
Purchase GAAP Accounting Loan | Commercial Real Estate Portfolio Segment | Higher risk
Concentration Risk [Line Items]
Concentration risk percentage	7.20%	7.50%	9.60%
Mortgage loans	$ 274,500,000	$ 308,400,000	$ 441,300,000